Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 16,469	$ 26,808
Short-term bank deposits	13,542
Marketable securities	14,045	1,600
Accounts receivable:
Trade, net	24,936	23,453
Other	4,964	9,487
Related parties		364
Inventories	36,491	42,369
Total current assets	110,447	104,081
Marketable securities	46,542	45,612
Assets held for employees' severance benefits	1,640	1,517
Deferred tax assets	1,798	894
Property, plant and equipment, net	3,574	3,670
Intangible assets, net	1,718	966
Operating leases right-of-use, net	3,783
Goodwill	25,561	25,561
Total assets	195,063	182,301
Current liabilities
Trade accounts payable	16,419	15,389
Other accounts payable and accrued expenses	8,823	6,133
Operating lease liabilities	1,090
Related parties		18
Total current liabilities	26,332	21,540
Long-term liabilities
Operating lease liabilities	2,693
Liability for employees' severance benefits	2,910	2,612
Deferred tax liabilities	205
Total liabilities	32,140	24,152
Shareholders' equity
Ordinary shares, ILS 0.01 par value; 10,000,000 shares authorized; 7,574,176 and 7,618,676 issued as at December 31, 2018 and 2019, respectively; 7,559,205 and 7,351,317 outstanding as at December 31, 2018 and 2019, respectively	22	22
Additional paid-in capital	57,130	54,621
Treasury shares (at cost) - 14,971 and 267,359 ordinary shares as at December 31, 2018 and 2019, respectively	(8,009)	(38)
Retained earnings	113,780	103,544
Total shareholders' equity	162,923	158,149
Total liabilities and shareholders' equity	$ 195,063	$ 182,301